STOCK BASED COMPENSATION PLANS (Tables)	12 Months Ended
Dec. 31, 2013
Status of stock option plan
A summary of the status of the Company’s stock option plan as of December 31 and changes during the years ending on that date is presented below:

	2013		2012
		Weighted-Average		Weighted-Average
Fixed Options	Shares	Exercise Price	Shares	Exercise Price
Outstanding at beginning of year	31,500	$30.67	32,811	$30.07
Forfeited	-	-	(1,311)	15.65
Outstanding at end of year	31,500	30.67	31,500	30.67

Options exercisable at year-end	31,500	$30.67	31,500	$30.67
Weighted-average fair value of
options granted during the year	N/A		N/A

Fixed Stock Options Outstanding
The following table summarizes information about fixed stock options outstanding as of December 31, 2013:

Options Outstanding and Exercisable
		Weighted-Average
	Number	Remaining	Number
Exercise Price	Outstanding	Contractual Life	Exercisable	Exercise Price
$31.50	21,000	1.97 years	21,000	$31.50
29.00	10,500	2.48 years	10,500	29.00
$30.67	31,500	2.14 years	31,500	$30.67

Restricted Stock
Status of Restricted Stock Awards
A summary of the status of the restricted stock awards as of December 31 and changes during the years ending on that date is presented below:

	2013		2012
		Weighted-Average		Weighted-Average
	Number of	Grant	Number of	Grant
Fixed Options	Shares	Price	Shares	Price
Non-vested restricted stock awards
at beginning of year	18,042	$22.29	11,206	$20.21
Restricted shares granted	10,000	23.39	10,570	23.75
Shares vested	(6,536)	21.88	(3,734)	20.21
Shares forfeited	(1,982)	22.62	-	-
Non-vested restricted stock awards
at end of year	19,524	$22.95	18,042	$22.29